Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision For Losses Due To Nonrecovery By Debtor Sector [Abstract]
Commercial and industrial	R$ 10,791,702	R$ 10,338,225	R$ 10,555,109
Real estate -construction	358,119	493,422	363,859
Installment loans to individuals	11,768,124	7,373,969	7,225,822
Lease financing	51,370	56,022	46,336
Total	R$ 22,969,315	R$ 18,261,638	R$ 18,191,126